UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------
                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                           Old Field Master Fund, LLC

                  Investment Company Act File Number: 811-21947

                                   Registrant
                           Old Field Master Fund, LLC
                          733 Third Avenue, 11th Floor
                               New York, NY 10017
                                 (212)-532-3651

                                Agent For Service
                                T. J. Modzelewski
                          733 Third Avenue, 11th Floor
                               New York, NY 10017
                                 (212)-532-3651


                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2007 to June 30, 2008

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

                                                                                              Registrant
Proposal/Fund                                      Proposed By           Mgt. Position          Voted
Citadel Kensington Global Strategies Fund Ltd.                    December 19, 2007

1.  Approve De-Listing from Cayman Islands
Stock Exchange to save fees                        Management               For                  For
2.  To adopt Company's Amended and Restated
Bye-Laws                                           Management               For                  For
3.  Approve Actions of the Board of Directors
since previous Shareholder Meeting                 Management               For                  For

CPIM Structured Credit Fund 1000 Inc.                             September 19, 2007

1.  Approve changes to Lock-Up Period, Interim
Liquidity and Modification of Rights Attaching
to Shares                                          Management               For                  For







                                                                                              Registrant
Proposal/Fund                                      Proposed By           Mgt. Position          Voted

GK Debt Opportunity International Ltd.                            November 13, 2007

1. Approve Changing the Name of the Fund to
OCP Debt Opportunity International, Ltd.           Management               For                  For

Sandelman Partners Multi-Strategy Fund, Ltd.                      June 16, 2008

1.  Approve Modification of Rights Attaching
to Shareholder's Class of Shares                   Management               For                  For
2. Approve new Memorandum and Articles of
Association                                        Management               For                  For


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Old Field Master Fund, LLC


/s/ John T. Moore

President

Date:  August 26, 2008